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                          VAN KAMPEN AMERICAN CAPITAL
                    SUPPLEMENT DATED JANUARY 2, 1998, TO THE
           STATEMENT OF ADDITIONAL INFORMATION DATED OCTOBER 28, 1997
                          VKAC AGGRESSIVE GROWTH FUND
          STATEMENT OF ADDITIONAL INFORMATION DATED DECEMBER 29, 1997
                            VKAC CORPORATE BOND FUND
                      VKAC HIGH INCOME CORPORATE BOND FUND
   STATEMENT OF ADDITIONAL INFORMATION DATED JANUARY 28, 1997, AS PREVIOUSLY
                         SUPPLEMENTED ON JULY 21, 1997
                     VKAC U.S. GOVERNMENT TRUST FOR INCOME
    STATEMENT OF ADDITIONAL INFORMATION DATED APRIL 30, 1997, AS PREVIOUSLY
                         SUPPLEMENTED ON JULY 21, 1997
                        VKAC GOVERNMENT SECURITIES FUND

    The Distributor has entered into agreements with (i) The Prudential Insurance Company of America ("Prudential") under which the Fund shall be offered pursuant to the PruArray Programs and (ii) Merrill Lynch ("Merrill") under which the Fund shall be offered pursuant to the Merrill Program. Trustees and other fiduciaries of retirement plans seeking to invest in multiple fund families through broker-dealer retirement plan alliance programs should contact Prudential or Merrill for further information concerning the PruArray and Merrill Programs including, but not limited to, minimum size and operational requirements.